Lessor Commitments	12 Months Ended
Jan. 31, 2019
Disclosure of finance lease and operating lease by lessor [abstract]
Lessor Commitments

26	Lessor Commitments

The Group sub leases its US and Australian premises under a commercial lease. These non-cancellable leases have terms between 1 and 6 years. All leases include an option for the Group to increase rent to current market rental on an annual basis.

The future minimum lease payments under non-cancellable leases are:

	31 January 2019 NZ$000’s	31 January 2018 NZ$000’s	31 January 2017 NZ$000’s
- no later than 1 year	441	166	503
- between 1 year and 5 years	493	-	1,076
- greater than 5 years	-	-	-
Total minimum lease payments	934	166	1,579